Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	PEOPLES BANCORP OF NORTH CAROLINA INC
Entity Central Index Key	0001093672
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 34,030,624
Entity Common Stock, Shares Outstanding		5,613,495
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012